Taxation - Cayman Islands, Hong Kong, PRC, Withholding tax on undistributed dividends (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Taxation
Assemble Profit	¥ (3,849,838)	$ (604,125)		¥ (1,649,174)	¥ (2,909,443)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of withholding tax rate	10.00%	10.00%	10.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong	5.00%	5.00%	5.00%
Percentage of ownership interests held by foreign investors	25.00%	25.00%	25.00%
Current income tax expense | ¥	¥ 30			¥ 0	¥ 0
Deferred income tax expense | ¥	¥ 0			¥ 0	¥ 0
Scenario Assessable Profits Up To Hk2 Million
Taxation
Tax rate	8.25%	8.25%	8.25%
Scenario Assessable Profits Over Hk2 Million
Taxation
Tax rate	16.50%	16.50%	16.50%
HONG KONG
Taxation
Tax rate	16.50%	16.50%	16.50%
HONG KONG | Scenario Assessable Profits Up To Hk2 Million
Taxation
Assemble Profit | $			$ 2
HONG KONG | Scenario Assessable Profits Over Hk2 Million
Taxation
Assemble Profit | $			$ 2